Note 20 - Debt Facilities (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about debt activity explanatory [text block]
	Convertible Debentures (a)	Revolving Credit Facility (b)	Scotia Debt Facilities	Primero Debt Facilities	Total
Balance at December 31, 2017	$—	$—	$31,769	$—	$31,769
Net proceeds from convertible debentures	151,079	—	—	—	151,079
Portion allocated to equity reserves	(26,252)	—	—	—	(26,252)
Net proceeds from revolving credit facility	—	34,006	—	—	34,006
Acquisition of Primero (Note 4)	—	—	—	106,111	106,111
Finance costs
Interest expense	2,738	1,170	529	—	4,437
Accretion	4,978	419	555	—	5,952
Repayments of principal	—	(16,000)	(32,072)	(106,111)	(154,183)
Payments of finance costs	(1,736)	(890)	(781)	—	(3,407)
Balance at December 31, 2018	$130,807	$18,705	$—	$—	$149,512
Finance costs
Interest expense	2,975	1,498	—	—	4,473
Accretion	5,758	654	—	—	6,412
Payments of finance costs	(2,933)	(1,646)	—	—	(4,579)
Balance at December 31, 2019	$136,607	$19,211	$—	$—	$155,818

Statements of Financial Position Presentation
Current portion of debt facilities	$1,002	$279	$—	$—	$1,281
Debt facilities	129,805	18,426	—	—	148,231
Balance at December 31, 2018	$130,807	$18,705	$—	$—	$149,512
Current portion of debt facilities	$1,043	$132	$—	$—	$1,175
Debt facilities	135,564	19,079	—	—	154,643
Balance at December 31, 2019	$136,607	$19,211	$—	$—	$155,818